Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,645,740,999.46	43,700		55.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$320,400,000.00	4.057%		October 15, 2026
Class A-2a Notes	$325,000,000.00	3.88%		June 15, 2028
Class A-2b Notes	$217,400,000.00	3.94850%	*	June 15, 2028
Class A-3 Notes	$542,400,000.00	3.91%		April 15, 2030
Class A-4 Notes	$94,800,000.00	3.95%		July 15, 2031
Class B Notes	$47,370,000.00	4.24%		July 15, 2031
Class C Notes	$31,570,000.00	0.00%		March 15, 2033
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.30%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,753,599.24

Principal:
Principal Collections	$26,009,914.46
Prepayments in Full	$14,700,020.34
Liquidation Proceeds	$557,600.91
Recoveries	$18,664.91
Sub Total	$41,286,200.62
Collections	$46,039,799.86

Purchase Amounts:
Purchase Amounts Related to Principal	$91,589.76
Purchase Amounts Related to Interest	$725.32
Sub Total	$92,315.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,132,114.94

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,132,114.94
Servicing Fee	$891,329.79	$891,329.79	$0.00	$0.00	$45,240,785.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,240,785.15
Interest - Class A-2a Notes	$546,393.44	$546,393.44	$0.00	$0.00	$44,694,391.71
Interest - Class A-2b Notes	$371,947.87	$371,947.87	$0.00	$0.00	$44,322,443.84
Interest - Class A-3 Notes	$1,767,320.00	$1,767,320.00	$0.00	$0.00	$42,555,123.84
Interest - Class A-4 Notes	$312,050.00	$312,050.00	$0.00	$0.00	$42,243,073.84
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,243,073.84
Interest - Class B Notes	$167,374.00	$167,374.00	$0.00	$0.00	$42,075,699.84
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,075,699.84
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$42,075,699.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,075,699.84
Regular Principal Payment	$40,034,870.53	$40,034,870.53	$0.00	$0.00	$2,040,829.31
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,040,829.31
Residual Released to Depositor	$0.00	$2,040,829.31	$0.00	$0.00	$0.00
Total		$46,132,114.94

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$40,034,870.53
Total					$40,034,870.53

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$23,988,445.65	$73.81	$546,393.44	$1.68	$24,534,839.09	$75.49
Class A-2b Notes	$16,046,424.88	$73.81	$371,947.87	$1.71	$16,418,372.75	$75.52
Class A-3 Notes	$0.00	$0.00	$1,767,320.00	$3.26	$1,767,320.00	$3.26
Class A-4 Notes	$0.00	$0.00	$312,050.00	$3.29	$312,050.00	$3.29
Class B Notes	$0.00	$0.00	$167,374.00	$3.53	$167,374.00	$3.53
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$40,034,870.53	$25.36	$3,165,085.31	$2.00	$43,199,955.84	$27.36

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$168,987,663.19	0.5199620	$144,999,217.54	0.4461514
Class A-2b Notes	$113,039,747.62	0.5199620	$96,993,322.74	0.4461514
Class A-3 Notes	$542,400,000.00	1.0000000	$542,400,000.00	1.0000000
Class A-4 Notes	$94,800,000.00	1.0000000	$94,800,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$998,167,410.81	0.6321756	$958,132,540.28	0.6068201

Pool Information
Weighted Average APR	5.345%	5.354%
Weighted Average Remaining Term	46.36	45.61
Number of Receivables Outstanding	33,266	32,395
Pool Balance	$1,069,595,751.48	$1,027,698,068.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,029,746,382.68	$989,711,512.15
Pool Factor	0.6499174	0.6244592

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,371.48
Yield Supplement Overcollateralization Amount	$37,986,556.51
Targeted Overcollateralization Amount	$69,565,528.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,565,528.38

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,371.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,371.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,371.48

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$538,557.35
(Recoveries)		18	$18,664.91
Net Loss for Current Collection Period			$519,892.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5833%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5981%
Second Prior Collection Period			0.7796%
Prior Collection Period			0.0510%
Current Collection Period			0.5949%
Four Month Average (Current and Prior Three Collection Periods)			0.5059%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		808	$3,973,194.70
(Cumulative Recoveries)			$206,930.29
Cumulative Net Loss for All Collection Periods			$3,766,264.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2288%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,917.32
Average Net Loss for Receivables that have experienced a Realized Loss			$4,661.22

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.98%	248	$10,051,220.83
61-90 Days Delinquent	0.17%	42	$1,796,963.86
91-120 Days Delinquent	0.03%	7	$303,157.66
Over 120 Days Delinquent	0.01%	3	$147,226.24
Total Delinquent Receivables	1.20%	300	$12,298,568.59

Repossession Inventory:
Repossessed in the Current Collection Period		12	$482,087.85
Total Repossessed Inventory		30	$1,259,038.76

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1230%
Prior Collection Period			0.1774%
Current Collection Period			0.1605%
Three Month Average			0.1536%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2187%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	13

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	77	$3,297,688.01
2 Months Extended	109	$4,845,448.86
3+ Months Extended	31	$1,423,159.05

Total Receivables Extended	217	$9,566,295.92
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer